Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	3,003,490,408	2,640,161,318	2,169,661,318
Common stock, shares outstanding	3,003,490,408	2,640,161,318	2,169,661,318